Segmented Information - Summary of Company's Reportable Operating Segments Footnotes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenue	$ 179,636	$ 148,732
Contractual income from stream, royalty and other interests	11,810	0
Royalty revenue
Disclosure of operating segments [line items]
Total revenue	73,052	50,917
Other
Disclosure of operating segments [line items]
Contractual income from stream, royalty and other interests	10,000
Other | Canada
Disclosure of operating segments [line items]
Total revenue	23,300	23,500
Other | Mexico
Disclosure of operating segments [line items]
Total revenue	3,600	4,800
Other | Other
Disclosure of operating segments [line items]
Total revenue	$ 9,200	$ 9,000
Other | Top of range
Disclosure of operating segments [line items]
Percentage of sales, gross margin or aggregate asset book value	10.00%	10.00%
Copper | Antamina | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	$ 9,100	$ 2,900
Copper | Other
Disclosure of operating segments [line items]
Total revenue	4,700	1,300
Other Base Metal Product | Antamina | Royalty revenue
Disclosure of operating segments [line items]
Total revenue	2,900	1,200
Other Base Metal Product | Other
Disclosure of operating segments [line items]
Total revenue	5,900	5,600
Gold | Mercedes
Disclosure of operating segments [line items]
Total revenue	21,800	12,400
Gold | Other
Disclosure of operating segments [line items]
Total revenue	22,200	22,200
Silver | Antamina | Royalty revenue
Disclosure of operating segments [line items]
Total revenue		200
Silver | Mercedes
Disclosure of operating segments [line items]
Total revenue	3,000	2,500
Diamonds | Other
Disclosure of operating segments [line items]
Total revenue	$ 3,300	$ 8,200